Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Goodwill
The following table presents goodwill for the years ended December 31, 2019 and 2018:

	2019	2018
Cost:
Balance at January 1,	5,076	17,819
Acquisitions	715	113
Disposals of businesses	(18)	(12,629)
Translation and other, net	80	(227)
Balance at December 31,	5,853	5,076

Accumulated impairment:
Balance at January 1,	-	(2,777)
Disposals of businesses	-	2,744
Translation	-	33
Balance at December 31,	-	-

Carrying amount at December 31:	5,853	5,076

Summary of Carrying Amount of Goodwill by Cash Generating Unit	The following table shows the carrying amount of goodwill that was tested for impairment by CGU:

Cash-Generating Unit	2019
Legal Professionals	3,223
Corporates	1,308
Tax & Accounting Professionals	886
Global Print	247

Impairment Test of Goodwill- Key Assumptions
The key assumptions used in performing the impairment test, by CGU, are presented below:

Cash-Generating Unit	Perpetual Growth Rate (1)	Discount Rate	Tax Rate
Legal Professionals	2.5%	7.0%	25.6%
Corporates	2.5%	8.0%	25.9%
Tax & Accounting Professionals	3.0%	8.5%	26.8%
Global Print	(4.4%)	9.0%	25.8%
(1)  The perpetual growth rate is applied to the final year of cash flow projections.